Costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Detailed Information of Inventory Costs

	2020	2019	2018
Inventories at beginning of year	80,479	53,324	27,149
Purchases	170,616	190,601	124,279
Production costs (1)	442,264	378,281	234,340
Translation effect	32,427	33,385	26,514
Inventories incorporated by business combination (2)	—	—	445
Adjustment for inflation (3)	563	496	167
Inventories at end of the year	(100,137)	(80,479)	(53,324)

	626,212	575,608	359,570

(1)	See Note 25.
(2)	See Note 3.
(3)	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.